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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth A. Gelman             New York, NY      August 16, 2010
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: 95,136
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

Brookfield Investment Management Inc.
FORM 13F
30-Jun-10

                                                                                                 Voting Authority
                                                                                                 -----------------
                                                           Value      Shares/   Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class CUSIP        (x$1000)   Prn Amt   Prn Call Dscretn Managers Sole     Shared  None
--------------------           -------------- ------       --------   -------   --- ---- ------- -------- -----    ------  -----
AMERICAN ELECTRIC POWER CO INC COM            25537101           3276    101421 SH       Sole               101421
ASTRAZENECA PLC                COM            46353108           3686     78210 SH       Sole                78210
CITIGROUP INC                  COM            172967101           137     36538 SH       Sole                36538
CONSOLIDATED EDISON INC        COM            209115104          3243     75233 SH       Sole                75233
DTE ENERGY COMPANY             COM            233331107          3227     70758 SH       Sole                70758
DEUTSCHE TELEKOM AG            COM            251566105          1919    164425 SH       Sole               164425
EASTERN INSURANCE HOLDINGS     COM            276534104          1741    163900 SH       Sole               163900
GENERAL ELECTRIC CO            COM            369604103           865     60000 SH       Sole                60000
HOVNANIAN ENTERPRISES INC      COM            442487203            72     19500 SH       Sole                19500
HUNTSMAN CORP                  COM            447011107           170     19600 SH       Sole                19600
ISHARES                        COM            464287200           876     18827 SH       Sole                18827
ISHARES                        COM            464287309           990     17310 SH       Sole                17310
ISHARES                        COM            464287408           983     17204 SH       Sole                17204
ISHARES                        COM            464287465          1264     25449 SH       Sole                25449
ISHARES                        COM            464287507          1530     14790 SH       Sole                14790
ISHARES                        COM            464287622           475      6680 SH       Sole                 6680
ISHARES                        COM            464287879          1039     18240 SH       Sole                18240
ISHARES                        COM            464287887          1381     26082 SH       Sole                26082
JOHNSON & JOHNSON              COM            478160104          3104     52558 SH       Sole                52558
KIMBERLY CLARK CORP            COM            494368103          3448     56873 SH       Sole                56873
ELI LILLY & CO                 COM            532457108          3265     97470 SH       Sole                97470
LORILLARD INC                  COM            544147101          3130     43478 SH       Sole                43478
PAETEC HOLDING CORP            COM            695459107            51     15000 SH       Sole                15000
PFIZER INC                     COM            717081103          2975    208618 SH       Sole               208618

PROGRESS ENERGY INC            COM            743263105          2421     61725 SH       Sole                61725
QWEST COMMUNICATIONS INTERNATI COM            749121109           418     79700 SH       Sole                79700
REYNOLDS AMERICAN INC          COM            761713106          3307     63448 SH       Sole                63448
SOUTHERN UNION CO              COM            844030106          1001     45775 SH       Sole                45775
TELEFONICA DE ESPANA S A       COM            879382208          2905     52323 SH       Sole                52323
UNILEVER PLC                   COM            904767704          3111    116375 SH       Sole               116375
US STEEL CORP                  COM            912909108           605     15700 SH       Sole                15700
AT&T                           COM            00206R102          4215    174261 SH       Sole               174261
B&G FOODS INC                  COM            05508R106           240     22285 SH       Sole                22285
BEAZER HOMES                   COM            07556Q105           100     27500 SH       Sole                27500
DR HORTON                      COM            23331A109           237     24100 SH       Sole                24100
DIAMOND OFFSHORE DRILL         COM            25271C102          2464     39617 SH       Sole                39617
DUKE ENERGY CORP               COM            26441C105          3269    204328 SH       Sole               204328
FRANCE TELECOM SA              COM            35177Q105          2720    157163 SH       Sole               157163
FRONTIER COMMUNICATIONS CORP   COM            35906A108           631     88700 SH       Sole                88700
GLAXOSMITHKLINE PLC            COM            37733W105          3100     91151 SH       Sole                91151
MERCK & CO INC                 COM            58933Y105          3479     99490 SH       Sole                99490
P G & E CORP                   COM            69331C108          3285     79915 SH       Sole                79915
SPDR TRUST SERIES I            COM            78462F103          1616     15653 SH       Sole                15653
SPDR S&P MIDCAP 400 ETF TRUST  COM            78467Y107          2005     15520 SH       Sole                15520
VERIZON COMMUNICATIONS INC     COM            92343V104          4127    147305 SH       Sole               147305
VODAFONE GROUP PLC             COM            92857W209          3211    155369 SH       Sole               155369
WASTE MANAGEMENT               COM            94106L109          3149    100655 SH       Sole               100655
WINDSTREAM CORP                COM            97381W104           673     63700 SH       Sole                63700

REPORT SUMMARY                       48       DATA RECORDS     95,136             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED